Derivative Financial Instruments	12 Months Ended
Dec. 31, 2018
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
(12)	DERIVATIVE FINANCIAL INSTRUMENTS

Management expects that the Warrants will either be exercised or expire worthless. The fair value of the Warrants at December 31, 2018 was determined by using option pricing models assuming the following:

	December 31, 2018	December 31, 2017
Expected life (in years)	1.13 - 5.11	0.82 - 4.88
Expected volatility	145.7% - 265.3%	130.9% - 266.9%
Risk-free interest rates	2.5% - 2.6%	1.7% - 2.1%

The table below presents the Company’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 and 2017, aggregated by the level in the fair value hierarchy within which those measurements fall.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
	Level 1		Level 2		Level 3		Balance at December 31,
(in thousands)	2018	2017	2018	2017	2018	2017	2018	2017
Liabilities
Derivative instrument liabilities	$—	$—	$—	$—	$33	$560	$33	$560

For the twelve months ended December 31, 2018 and December 31, 2017 there were no transfers in or out of Level 1, 2 or 3 inputs.

The table below presents the activity within Level 3 of the fair value hierarchy for the twelve months ended December 31, 2018:

Fair Value Measurements Using Significant Unobservable

Inputs (Level 3)

(in thousands)	Warrant Liability
Balance at January 1, 2017	$18,751
Total change in the liability included in earnings	(15,103)
Extinguishment of convertible note warrant	(17,489)
Fair value of warrants issued	16,953
Fair value of warrants exercised	(2,552)

Balance at December 31, 2017	560

Fair value of warrants issued	23,533
Total change in the liability included in earnings	(19,706)
Reclass from liability to equity	(4,210)
Fair value of warrants exchanged	(144)

Balance at December 31, 2018	$33